Goodwill and Intangible Assets - Narrative (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Accumulated impairment loss	$ 0
Amortization expense	$ 600,000	$ 400,000	$ 1,600,000	$ 1,600,000	$ 1,800,000